                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09675
                                  ---------------------------------------------

                              Boston Advisors Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                      One Federal Street, Boston, MA            02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                  Michael J. Vogelzang, Chief Executive Officer
                      One Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  800-523-5903
                                                   ----------------------------

Date of fiscal year end: 04/30/2004
                        --------------------------
Date of reporting period:  05/01/03 - 04/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               FORM N-CSR(2 OF 3)

ITEM 1 REPORT TO SHAREHOLDERS.

        (Annual Report for the period 5/1/03 through 04/30/04 is filed herewith)

APRIL 30, 2004
ANNUAL REPORT

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, DIRECTOR OF FIXED INCOME

The Boston Advisors Funds continue to operate prudently and cautiously in a world full of uncertainty. The war in Iraq and the ongoing threat of terror on U.S. soil occupy our thoughts daily. Notwithstanding our apprehension, our collective confidence continues to improve and the sustainability of U.S. economic growth is no longer in question. In this Annual Report to shareholders we review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS:

Over the past six months there has been mounting evidence that economic strength will be enduring. Macroeconomic indicators that gauge job growth, capacity utilization, and confidence -- underpinnings of an economic expansion -- are improving at an accelerating rate. Unemployment has dipped to a 5.6% rate from a cycle high of 6.3%, while the U.S. is operating at 77% of its capacity, up 3 percentage points from the low. Corporate profits have escalated, up almost 32% for the 12 months ending in March. The Federal Reserve Board recently acknowledged these improvements and has begun to lay the groundwork for tighter monetary policy and higher interest rates.

The May 4th Federal Open Market Committee (FOMC) statement noted that "the upside and downside risks to the attainment of sustainable growth for the next few quarters are roughly equal. Similarly, the risks to the goal of price stability have moved into balance". This statement underscores the Fed's relief over not slipping back into recession and deflation not gaining a foothold in the U.S. We believe the Central Bank will now take it's foot off the accelerator and gradually increase short-term interest rates.

Money fund investors have already begun to benefit from the Fed's rhetoric about raising short-term interest rates. In anticipation of imminent tightening of monetary policy, participants in the short-term markets have begun pushing interest rates higher. Yields on money market funds have begun to rise as maturing cash is reinvested at higher rates. If the Fed raises rates at the pace the market expects, today's 1% target for overnight rates will have doubled by year-end and will increase further through 2005.

It is always nice to write about good news. Today's solidly expanding economy coupled with meaningful job growth buoys all our spirits. Higher investment yields on your money market funds are expected to be part of the fallout as this scenario unfolds.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality obligors as ranked by nationally recognized statistical rating organizations. Continued emphasis on quality, coupled with broad diversification among issuers and sectors enhances the fund's stability and liquidity. As of April 30th, the portfolio consisted of commercial paper (47%), certificates of deposit (10%), variable rate notes (11%), repurchase agreements (6%), and U.S. government agency obligations (26%).

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities including those guaranteed by its agencies or instrumentalities, and repurchase agreements based upon these securities. As of April 30th the portfolio consisted of U.S. government agency obligations (87% -- of which variable rates were 10%), and repurchase agreements that made up the remaining investments (13%).

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps provide stability and liquidity. As of April 30th the portfolio consisted of daily and weekly floating rate issues (61%), notes and bonds (30%), commercial paper (5%), and money market funds (4%).

NEW YORK MUNICIPAL FUND

- The Portfolio invests only in high-quality short-term municipal securities with income exempt from regular federal income tax and from New York State and New York City personal income taxes. As of April 30th the portfolio consisted of daily and weekly floating-rate issues (72%), notes and bonds (10%), commercial paper (15%), and money market funds (3%).

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BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER -- 10.2%
BANKING -- 10.2%
Edison Asset Securitization LLC           1.050%  07/07/2004   $30,000,000  $   29,941,375
Golden Funding Corporation                1.060%  05/19/2004    20,897,000      20,885,925
Lockhart Funding LLC                      1.200%  10/01/2004    30,000,000      29,847,000
Starbird Funding Corporation              1.050%  05/12/2004    25,000,000      24,991,979
Thunder Bay Funding, Inc.                 1.040%  05/19/2004    25,000,000      24,987,000
                                                                            --------------
TOTAL ASSET-BACKED COMMERCIAL PAPER                                            130,653,279
                                                                            --------------
CERTIFICATES OF DEPOSIT -- 10.4%
BANKING -- 8.9%
Canadian Imperial Bank of Commerce        1.460%  11/17/2004    22,500,000      22,498,769
Societe Generale NY                       1.075%  05/03/2004    35,000,000      35,000,000
Toronto Dominion Bank, Ltd.               1.100%  09/20/2004    26,000,000      26,000,000
Wilmington Trust Co.                      1.070%  06/25/2004    31,000,000      31,000,471
                                                                            --------------
                                                                               114,499,240
                                                                            --------------
BROKERS -- 1.5%
Credit Suisse First Boston NY             1.530%  11/22/2004    20,000,000      20,000,000
                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                  134,499,240
                                                                            --------------
COMMERCIAL PAPER -- 37.1%
AUTOMOTIVE -- 4.6%
American Honda Finance Corporation        1.020%  05/07/2004    24,500,000      24,495,835
Toyota Motor Credit Corporation           1.060%  07/12/2004    35,000,000      34,925,800
                                                                            --------------
                                                                                59,421,635
                                                                            --------------
BANKING -- 14.0%
Abbey National North America              1.020%  05/07/2004    50,000,000      49,991,500
ABN Amro Holding NV                       1.060%  07/06/2004    20,000,000      19,961,133
Bank of America Corp.                     1.070%  05/05/2004    25,000,000      24,997,028
Dexia Delaware LLC                        1.030%  05/18/2004    20,000,000      19,990,271
ING (US) Funding LLC                      1.040%  05/05/2004    15,000,000      14,998,266
JP Morgan Chase & Co.                     1.050%  07/12/2004    25,000,000      24,947,500
Royal Bank of Scotland                    1.020%  05/12/2004    25,000,000      24,992,208
                                                                            --------------
                                                                               179,877,906
                                                                            --------------
BROKERS -- 1.9%
Morgan Stanley                            1.030%  05/18/2004    25,000,000      24,987,840
                                                                            --------------
CANADIAN PROVINCES -- 1.2%
Quebec Province                           1.350%  01/11/2005    15,000,000      14,856,562
                                                                            --------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
FINANCIAL SERVICES -- 5.4%
Household Finance Corporation             1.070%  05/20/2004   $19,395,000  $   19,384,046
International Lease Finance Corporation   1.050%  07/08/2004    25,000,000      24,950,417
National Rural Utilities Cooperative
Finance Corporation                       1.040%  05/25/2004    25,000,000      24,982,667
                                                                            --------------
                                                                                69,317,130
                                                                            --------------
INDUSTRIAL - DIVERSIFIED -- 2.3%
General Electric Capital International
Funding                                   1.050%  06/18/2004    30,000,000      29,958,000
                                                                            --------------
INDUSTRIAL EQUIPMENT -- 1.9%
Caterpillar Financial Services
Corporation                               1.050%  05/19/2004    25,000,000      24,986,875
                                                                            --------------
OIL & GAS -- 2.7%
Exxon Asset Management Co.                1.020%  05/05/2004    35,000,000      34,996,033
                                                                            --------------
TELEPHONE SYSTEMS -- 3.1%
SBC International, Inc.                   1.040%  05/12/2004    10,000,000       9,996,822
Verizon Network Funding                   1.020%  05/11/2004    29,229,000      29,220,718
                                                                            --------------
                                                                                39,217,540
                                                                            --------------
TOTAL COMMERCIAL PAPER                                                         477,619,521
                                                                            --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.9%
Federal Home Loan Bank                    1.400%  04/01/2005    33,150,000      33,149,589
Federal Home Loan Bank                    1.470%  03/01/2005    12,610,000      12,610,000
Federal Home Loan Bank                    1.660%  05/16/2005    26,800,000      26,800,000
Federal Home Loan Mortgage Corporation    1.100%  10/05/2004    25,000,000      24,880,069
Federal Home Loan Mortgage Corporation    1.120%  10/12/2004    25,000,000      24,872,444
Federal Home Loan Mortgage Corporation    1.170%  08/20/2004     8,000,000       8,000,482
Federal National Mortgage Association     1.075%  09/01/2004    25,000,000      24,908,182
Federal National Mortgage Association     1.600%  12/29/2004    30,500,000      30,500,000
Federal National Mortgage Association     6.500%  08/15/2004    30,700,000      31,168,724
                                                                            --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                            216,889,490
                                                                            --------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
Federal Home Loan Mortgage
Corporation(1)                            1.100%  07/07/2004    21,250,000      21,250,000
Federal Home Loan Mortgage
Corporation(1)                            1.219%  07/21/2004    33,150,000      33,150,000
Federal National Mortgage Association(1)  1.030%  06/09/2004    21,250,000      21,243,290
Federal National Mortgage Association(1)  1.219%  07/21/2004    33,150,000      33,150,000
                                                                            --------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         108,793,290
                                                                            --------------

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BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
VARIABLE RATE NOTES -- 10.9%
BANKING -- 2.2%
The Bank of New York Company, Inc.(1)     1.090%  05/27/2004   $10,000,000  $   10,000,000
Wells Fargo & Co.(1)                      1.225%  05/10/2004    18,725,000      18,725,827
                                                                            --------------
                                                                                28,725,827
                                                                            --------------
BROKERS -- 2.3%
Goldman Sachs Group, Inc.(1)              1.160%  05/03/2004    25,000,000      25,000,000
Merrill Lynch & Co.(1)                    1.225%  05/11/2004     5,000,000       5,000,000
                                                                            --------------
                                                                                30,000,000
                                                                            --------------
FINANCIAL SERVICES -- 4.2%
American Express Credit Corporation(1)    1.070%  05/13/2004    19,000,000      19,000,000
American Express Credit Corporation(1)    1.140%  05/05/2004    11,000,000      11,000,000
Tannehill Capital Co. LLC(1)              1.060%  05/24/2004    23,825,000      23,823,861
                                                                            --------------
                                                                                53,823,861
                                                                            --------------
TELEPHONE SYSTEMS -- 2.2%
SBC Communications, Inc.                  4.180%  06/05/2004    12,500,000      12,534,916
Vodafone Group PLC                        7.625%  02/15/2005    14,700,000      15,408,784
                                                                            --------------
                                                                                27,943,700
                                                                            --------------
TOTAL VARIABLE RATE NOTES                                                      140,493,388
                                                                            --------------
REPURCHASE AGREEMENT -- 5.9%
UBS PaineWebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks and Fannie Mae Discount
Notes, with interest rates ranging from
0.000% to 1.500%, maturity dates ranging
from 3/01/05 to 11/15/29 and an
aggregate market value of $77,171,298.    1.030%  05/03/2004    75,657,000      75,657,000
                                                                            --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,284,605,208)                             1,284,605,208
NET OTHER ASSETS -- 0.1%                                                         1,089,906
                                                                            --------------
NET ASSETS -- 100.0%                                                        $1,285,695,114
                                                                            ==============
TOTAL COST FOR INCOME TAX PURPOSES                                          $1,284,645,538

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 77.9%
Federal Home Loan Bank                    1.000%  06/02/2004   $ 3,600,000   $  3,596,800
Federal Home Loan Bank                    1.180%  10/08/2004     5,026,000      4,999,641
Federal Home Loan Bank                    1.400%  04/01/2005     4,700,000      4,699,942
Federal Home Loan Bank                    1.470%  03/01/2005     1,820,000      1,820,000
Federal Home Loan Bank                    1.660%  05/16/2005     3,800,000      3,800,000
Federal Home Loan Mortgage Corporation    0.990%  05/18/2004     4,673,000      4,670,815
Federal Home Loan Mortgage Corporation    1.000%  06/01/2004     6,500,000      6,494,403
Federal Home Loan Mortgage Corporation    1.010%  05/11/2004     3,100,000      3,099,130
Federal Home Loan Mortgage Corporation    1.010%  06/15/2004     4,700,000      4,694,066
Federal Home Loan Mortgage Corporation    1.015%  05/20/2004    11,212,000     11,205,994
Federal Home Loan Mortgage Corporation    1.020%  06/08/2004     2,649,000      2,646,148
Federal Home Loan Mortgage Corporation    1.050%  07/21/2004     3,965,000      3,955,633
Federal Home Loan Mortgage Corporation    1.100%  10/05/2004     8,716,000      8,674,187
Federal Home Loan Mortgage Corporation    1.170%  08/20/2004     4,000,000      4,000,241
Federal Home Loan Mortgage Corporation    5.000%  05/15/2004     5,000,000      5,007,158
Federal National Mortgage Association     0.980%  05/07/2004     3,800,000      3,799,379
Federal National Mortgage Association     0.985%  05/05/2004     6,700,000      6,699,267
Federal National Mortgage Association     0.985%  05/12/2004     3,156,000      3,155,050
Federal National Mortgage Association     1.000%  05/19/2004     7,100,000      7,096,450
Federal National Mortgage Association     1.010%  05/26/2004     2,980,000      2,977,910
Federal National Mortgage Association     1.020%  06/02/2004    10,000,000      9,990,933
Federal National Mortgage Association     1.025%  06/23/2004     3,700,000      3,694,417
Federal National Mortgage Association     1.035%  05/12/2004     7,500,000      7,497,629
Federal National Mortgage Association     1.075%  08/11/2004     4,000,000      3,987,817
Federal National Mortgage Association     1.075%  09/01/2004     5,000,000      4,981,636
Federal National Mortgage Association     1.150%  11/12/2004     4,000,000      3,975,083
Federal National Mortgage Association     1.600%  12/29/2004     4,700,000      4,700,000
Federal National Mortgage Association     6.500%  08/15/2004     4,654,000      4,725,055
                                                                             ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                           140,644,784
                                                                             ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.6%
Federal Home Loan Mortgage
Corporation(1)                            1.100%  07/07/2004     3,000,000      3,000,000
Federal Home Loan Mortgage
Corporation(1)                            1.219%  07/21/2004     4,700,000      4,700,000
Federal National Mortgage Association(1)  1.030%  06/09/2004     3,000,000      2,999,053
Federal National Mortgage Association(1)  1.219%  07/21/2004     4,700,000      4,700,000
                                                                             ------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         15,399,053
                                                                             ------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL   AMORTIZED COST
REPURCHASE AGREEMENT -- 13.5%
UBS Painewebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks with interest rates
ranging from 1.500% to 2.150%, maturity
dates ranging from 3/1/05 to 9/16/05 and
an aggregate market value of
$24,849,330.                              1.030%  05/03/2004   $24,362,000   $ 24,362,000
                                                                             ------------
TOTAL INVESTMENTS -- 100.0% (COST $180,405,837)                               180,405,837
NET OTHER ASSETS -- 0.0%                                                           88,300
                                                                             ------------
NET ASSETS -- 100.0%                                                         $180,494,137
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $180,405,837

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 5.6%
Indiana State Development Finance
Authority                                 1.000%  08/10/2004   $1,000,000   $ 1,000,000
Municipal Electricity Authority of
Georgia                                   0.950%  05/07/2004    1,500,000     1,500,000
Venango, PA, Industrial Development
Authority                                 1.110%  06/09/2004    2,000,000     2,000,000
                                                                            -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             4,500,000
                                                                            -----------
FIXED RATE MUNICIPAL OBLIGATIONS -- 30.2%
Ames, IA, (Mary Greeley Medical Center)   3.000%  06/15/2004    1,000,000     1,002,257
Arlington, TX, Independent School
District                                  5.750%  02/15/2021    1,480,000     1,532,700
Augusta-Richmond County Coliseum
Authority, GA                             2.000%  08/01/2004      445,000       446,102
Augusta-Richmond County Coliseum
Authority, GA                             2.000%  02/01/2005      475,000       478,531
Bexar County, TX Refunding Bonds          4.500%  06/15/2004    1,000,000     1,004,172
Brookline, MA Public Improvements BANs    2.000%  05/13/2004    1,000,000     1,000,325
Brownsburg, IN, 1999 School Building
Corp.                                     3.000%  08/01/2004      230,000       231,091
Chicago Board of Education, (Chicago
School Reform)                            5.750%  12/01/2004    1,000,000     1,026,400
Delaware Transportation Authority         5.500%  07/01/2004    1,000,000     1,007,431
Denton, TX Recreational Facilities
Improvements                              5.400%  02/15/2005      250,000       258,115
Deschutes & Jefferson Counties, OR,
School District No. 2J                    5.500%  06/01/2004    1,160,000     1,164,386
Douglas County, WA, Sewer District No. 1  2.500%  08/01/2004      345,000       346,209
Downtown Savannah Authority, (Capital
Improvements)                             2.000%  08/01/2004      430,000       430,942
Du Page County, IL, (Stormwater) Public
Improvements                              4.000%  01/01/2005    1,245,000     1,269,741
Fairbanks North Star Boro, AK School
Improvements                              8.000%  11/01/2004      675,000       697,996
Fairfax County, VA Public Improvement     4.500%  06/01/2004      500,000       501,504
Grand County, CO, School District No. 2
East Grand                                5.000%  12/01/2004      400,000       409,130
Hennepin County, MN Public Improvements   2.500%  12/01/2004      500,000       503,907
Hopkinton, MA Public Improvements         1.500%  07/08/2004    1,115,102     1,116,231
Jackson County, MO, Consolidated School
District No. 2                            5.000%  03/01/2005      400,000       413,044
Kitsap County, WA, School District No.
303 Bainbridge Island                     2.000%  12/01/2004      415,000       417,287
Louisiana State Refunding Bonds           5.300%  08/01/2004    2,000,000     2,020,866
Maine State Turnpike Authority            6.000%  07/01/2011    1,085,000     1,115,742
Maricopa County High School District No
210-Phoenix                               7.100%  07/01/2004      250,000       252,420
Milwaukee, WI, Area Technical College
District                                  4.875%  12/01/2004    1,000,000     1,022,437
New Mexico State Highway Commission       5.000%  06/15/2004      300,000       301,479
New York State Dormitory Authority,
(Fordham University)                      2.000%  07/01/2004      250,000       250,357
Northwest Education Services District
No. 189, WA                               2.000%  12/01/2004      185,000       185,913
Otsego, MN Sewer & Water Utility
Improvements                              4.500%  02/01/2005      355,000       363,985

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
FIXED RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Pierce County, WA, School District No.
10                                        4.000%  06/01/2004   $1,000,000   $ 1,002,496
Portland, ME Sewer Improvements           4.000%  09/01/2004      425,000       429,013
Santa Fe, NM, Gross Receipts Tax          6.500%  06/01/2004    1,280,000     1,285,929
Snohomish County, WA, School District
No. 002 Everett                           2.000%  06/01/2004      255,000       255,202
Spokane County, WA, School District No.
356 Central Valley                        2.000%  06/01/2004      360,000       360,285
Spokane County, WA, School District No.
356 Central Valley                        2.000%  12/01/2004      230,000       231,224
                                                                            -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                       24,334,849
                                                                            -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 10.6%
Cuyahoga County, OH Health Facilities
Development(1)                            1.100%  05/03/2004    1,000,000     1,000,000
Illinois Health Facilities Authority,
(Northwestern Memorial Hospital)(1)       1.100%  05/03/2004    1,100,000     1,100,000
Long Island Power Authority, NY(1)        1.080%  05/03/2004      300,000       300,000
Missouri State Health & Educational
Facilities Authority, (St. Francis
Medical Center)(1)                        1.100%  05/03/2004    1,445,000     1,445,000
New York, NY, City Municipal Water
Finance Authority(1)                      1.090%  05/03/2004    2,500,000     2,500,000
New York, NY, City Transitional Finance
Authority(1)                              1.080%  05/03/2004    1,200,000     1,200,000
Turlock, CA, Irrigation District(1)       1.070%  05/03/2004    1,000,000     1,000,000
                                                                            -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                               8,545,000
                                                                            -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 50.8%
Baltimore, MD, Industrial Development
Authority, (Baltimore Capital
Acquisition)(1)                           1.090%  05/05/2004    1,500,000     1,500,000
California Economic Development
Financing Authority, (KQED, Inc.)(1)      1.070%  05/05/2004      800,000       800,000
Collier County, FL, Industrial
Development Authority, (Redlands
Christian Migrant Association, Inc.)(1)   1.150%  05/06/2004    1,000,000     1,000,000
Delaware Valley, PA, Regional Financial
Authority(1)                              1.100%  05/05/2004    1,000,000     1,000,000
Durham, NC Public Improvements(1)         1.110%  05/06/2004    1,000,000     1,000,000
Elmhurst, IL, (Joint Commission on
Accredation of Healthcare
Organizations)(1)                         1.080%  05/06/2004    1,130,000     1,130,000
Emporia, VA, Industrial Development
Authority, (Toll Virginia II, LP)(1)      1.200%  05/06/2004      950,000       950,000
Florida Housing Finance Agency(1)         1.030%  05/05/2004    1,000,000     1,000,000
Forsyth County, GA, Development
Authority, (Selecto Scientific, Inc.)(1)  1.200%  05/06/2004      400,000       400,000
Hampton, VA, Redevelopment & Housing
Authority(1)                              1.050%  05/05/2004    1,335,000     1,335,000

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Harris County, TX, Health Facilities
Development Authority, (Gulf Coast
Regional Blood Center)(1)                 1.130%  05/06/2004   $  500,000   $   500,000
Honolulu, HI, City & County Public
Improvements(1)                           1.120%  05/05/2004    2,000,000     2,000,000
Illinois Educational Facilities
Authority, (Columbia College)(1)          1.100%  05/05/2004    1,500,000     1,500,000
Indiana Municipal Power Agency(1)         1.100%  05/05/2004    1,200,000     1,200,000
King County, WA, Sewer(1)                 1.090%  05/05/2004    1,500,000     1,500,000
Lehigh County, PA, Industrial
Development Authority, (Allegheny
Electric Co-op, Inc.)(1)                  1.110%  05/05/2004      110,000       110,000
Lincoln Parish, LA, Exempt Facilities,
(Willamette Industries, Inc.)(1)          1.120%  05/05/2004    2,500,000     2,500,000
Maricopa County, AZ, Industrial
Development Authority, (San Martin
Apartments, LP)(1)                        1.110%  05/06/2004      950,000       950,000
Metropolitan Atlanta Rapid Transit
Authority, GA(1)                          1.050%  05/05/2004    1,000,000     1,000,000
Michigan State Strategic Fund, (Grayling
Generating Station LP)(1)                 1.110%  05/05/2004      860,000       860,000
New Hampshire State Business Finance
Authority(1)                              1.150%  05/06/2004    1,500,000     1,500,000
New York State Local Government
Assistance Corp.(1)                       1.060%  05/05/2004    2,300,000     2,300,000
Northeastern Pennsylvania Hospital &
Education Authority(1)                    1.080%  05/06/2004    1,450,000     1,450,000
Pima County, AZ, Industrial Development
Authority, (Tucson Power Co.)(1)          1.100%  05/05/2004    1,500,000     1,500,000
San Antonio, TX, Airport System, (Cessna
Aircraft Co. (The))(1)                    1.250%  05/06/2004    1,000,000     1,000,000
Seattle, WA, Municipal Light & Power(1)   1.040%  05/05/2004    1,400,000     1,400,000
Seattle, WA, Water System(1)              0.980%  05/05/2004      900,000       900,000
South Louisiana Port Commission,
(Occidental Petroleum Corp.)(1)           1.100%  05/05/2004    1,325,000     1,325,000
St. Paul, MN, Housing & Redevelopment
Authority, (District Energy of St.
Paul)(1)                                  1.090%  05/05/2004    1,450,000     1,450,000
Valdosta-Lowndes County, GA, Industrial
Development Authority, (Reames Cos.)(1)   1.200%  05/06/2004      700,000       700,000
Vancouver, WA, Housing Authority(1)       1.250%  05/06/2004    1,000,000     1,000,000
Washington State Public Power Supply
System(1)                                 1.090%  05/05/2004    2,000,000     2,000,000
Westchester County, NY, Industrial
Development Agency, (Levister
Redevelopment Co. LLC)(1)                 1.080%  05/06/2004    1,500,000     1,500,000

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Winder-Barrow Industrial Building
Authority, GA, Industrial Development,
(Bankhead Highway Investments)(1)         1.200%  05/06/2004   $  600,000   $   600,000
                                                                            -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                             40,860,000
                                                                            -----------
MONEY MARKET FUND -- 4.0%
Merrill Lynch Institutional Tax Exempt
Money Market                              0.890%                3,205,199     3,205,199
                                                                            -----------
TOTAL INVESTMENTS -- 101.2% (COST $81,445,048)                               81,445,048
NET OTHER ASSETS -- (1.2%)                                                     (969,633)
                                                                            -----------
NET ASSETS -- 100.0%                                                        $80,475,415
                                                                            ===========
TOTAL COST FOR INCOME TAX PURPOSES                                          $81,445,048

 NOTES TO SCHEDULE OF INVESTMENTS:
 BANs -- Bank anticipation notes.

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS STATE TABLE - APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STATE (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
---------------------------------------------------------
Washington................................         11.8%
New York..................................          9.9%
Illinois..................................          7.4%
Louisiana.................................          7.2%
Georgia...................................          6.8%
Pennsylvania..............................          5.6%
Texas.....................................          5.3%
National Tax Exempt Mutual Fund...........          3.9%
Virginia..................................          3.4%
Arizona...................................          3.3%
Indiana...................................          3.0%
Minnesota.................................          2.8%
Massachusetts.............................          2.6%
Florida...................................          2.5%
Florida...................................          2.5%
Missouri..................................          2.3%
California................................          2.2%
New Mexico................................          2.0%
Maine.....................................          1.9%
Maryland..................................          1.8%
Maryland..................................          1.8%
Oregon....................................          1.4%
Wisconsin.................................          1.3%
Delaware..................................          1.2%
Iowa......................................          1.2%
Ohio......................................          1.2%
Ohio......................................          1.2%
Michigan..................................          1.1%
Alaska....................................          0.9%
Colorado..................................          0.5%

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NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
-----------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 15.0%
Long Island Power Authority, NY           0.950%  08/04/2004   $2,000,000   $  2,000,000
Metropolitan, NY, Transportation
Authority                                 1.000%  08/06/2004    4,000,000      4,000,000
Metropolitan, NY, Transportation
Authority                                 1.000%  10/14/2004    2,000,000      2,000,000
New York State Dormitory Authority,
(Mount Sinai School of Medicine)          0.920%  05/10/2004    2,300,000      2,300,000
New York State Environmental Quality      0.950%  06/07/2004    5,000,000      5,000,000
New York State Thruway Authority          0.950%  10/12/2004    3,500,000      3,500,000
New York, NY, City Municipal Water
Finance Authority                         0.950%  07/01/2004    2,000,000      2,000,000
                                                                            ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             20,800,000
                                                                            ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 10.1%
Islip, NY Public Improvements             2.000%  11/24/2004    1,000,000      1,004,323
Jericho, NY, Union Free School District   1.150%  06/25/2004    1,400,000      1,400,730
Lindenhurst, NY, Union Free School
District                                  1.500%  06/24/2004    2,000,000      2,001,636
Municipal Assistance Corp. for City New
York, NY                                  6.000%  07/01/2004    1,425,000      1,436,775
New York, NY, City Transitional Finance
Authority                                 5.000%  11/01/2004    5,000,000      5,095,050
Oyster Bay-East Norwich, NY, Central
School District                           1.500%  06/29/2004    1,000,000      1,000,879
Port Washington, NY, Union Free School
District, (School Reconstruction)         2.000%  12/02/2004    2,000,000      2,009,986
                                                                            ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                        13,949,379
                                                                            ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 12.6%
Jay Street Development Corp., NY, (Jay
Street)(1)                                0.980%  05/03/2004    1,700,000      1,700,000
New York State Dormitory Authority,
(Cornell University)(1)                   1.080%  05/03/2004    1,700,000      1,700,000
New York, NY Housing Improvements(1)      1.050%  05/03/2004    1,450,000      1,450,000
New York, NY, City Municipal Water
Finance Authority(1)                      1.090%  05/03/2004    1,600,000      1,600,000
New York, NY, City Municipal Water
Finance Authority(1)                      1.090%  05/03/2004    2,500,000      2,500,000
New York, NY, City Transitional Finance
Authority(1)                              1.080%  05/03/2004    1,000,000      1,000,000
New York, NY, City Transitional Finance
Authority(1)                              1.080%  05/03/2004      600,000        600,000
New York, NY, City Transitional Finance
Authority(1)                              1.080%  05/03/2004    1,700,000      1,700,000
New York, NY, City Transitional Finance
Authority(1)                              1.080%  05/03/2004    3,050,000      3,050,000
Port Authority, NY/NJ(1)                  1.040%  05/03/2004    1,050,000      1,050,000
Port Authority, NY/NJ, (Versatile
Structure Obligation)(1)                  1.120%  05/03/2004    1,000,000      1,000,000
                                                                            ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                               17,350,000
                                                                            ------------

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NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 62.6%
Long Island Power Authority, NY(1)        1.080%  05/05/2004   $4,000,000   $  4,000,000
Nassau County, NY, Interim Finance
Authority(1)                              1.050%  05/05/2004    1,900,000      1,900,000
New York State Energy Research &
Development Authority, (Long Island
Lighting Co.)(1)                          1.100%  05/05/2004    5,000,000      5,000,000
New York State Housing Finance Agency(1)  1.070%  05/05/2004    5,000,000      5,000,000
New York State Housing Finance Agency(1)  1.070%  05/05/2004    1,500,000      1,500,000
New York State Housing Finance Agency,
(14th Street Associates, LP)(1)           1.130%  05/05/2004    3,000,000      3,000,000
New York State Housing Finance Agency,
(42/9 Residential LLC)(1)                 1.090%  05/05/2004    2,600,000      2,600,000
New York State Housing Finance Agency,
(Kew Gardens Hills/153rd Street
Associates)(1)                            1.100%  05/05/2004    3,000,000      3,000,000
New York State Housing Finance Agency,
(Normandie CT)(1)                         1.060%  05/05/2004    3,500,000      3,500,000
New York State Housing Finance Agency,
(Tribeca)(1)                              1.130%  05/05/2004    2,000,000      2,000,000
New York State Local Government
Assistance Corp.(1)                       1.060%  05/05/2004    4,900,000      4,900,000
New York State Local Government
Assistance Corp.(1)                       1.060%  05/05/2004    3,500,000      3,500,000
New York State Local Government
Assistance Corp.(1)                       1.060%  05/05/2004    1,600,000      1,600,000
New York, NY Public Improvements(1)       1.050%  05/05/2004    2,000,000      2,000,000
New York, NY Public Improvements(1)       1.070%  05/05/2004    1,500,000      1,500,000
New York, NY Public Improvements(1)       1.070%  05/05/2004    2,500,000      2,500,000
New York, NY, City Housing Development
Corp., (Clinton 54 LLC)(1)                1.080%  05/05/2004    3,000,000      3,000,000
New York, NY, City Housing Development
Corp., (Multiple Obligors)(1)             1.080%  05/05/2004    2,000,000      2,000,000
New York, NY, City Housing Development
Corp., (Tribeca Equity Partners, LP)(1)   1.130%  05/05/2004    1,000,000      1,000,000
New York, NY, City Industrial
Development Agency, (Planned
Parenthood)(1)                            1.060%  05/06/2004    5,000,000      5,000,000
New York, NY, City Trust for Cultural
Resources(1)                              1.060%  05/05/2004    1,785,000      1,785,000
Niagara Falls, NY, Bridge Commission(1)   1.060%  05/05/2004    5,900,000      5,900,000
Oneida County, NY, Industrial
Development Agency(1)                     1.040%  05/05/2004    4,735,000      4,735,000
Oneida Indian Nation(1)                   1.100%  05/05/2004    5,500,000      5,500,000
Onondaga County, NY, Industrial
Development Agency, (Solvay Paperboard
LLC)(1)                                   1.180%  05/06/2004    5,000,000      5,000,000
Suffolk County, NY, Water Authority(1)    1.090%  05/05/2004    5,000,000      5,000,000
                                                                            ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                              86,420,000
                                                                            ------------

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NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL   AMORTIZED COST
MONEY MARKET FUND -- 3.3%
Dreyfus New York Municipal Cash
Management Institutional Money Market
Fund                                      0.870%               $4,524,828   $  4,524,828
                                                                            ------------
TOTAL INVESTMENTS -- 103.6% (COST $143,044,207)                              143,044,207
NET OTHER ASSETS -- (3.6%)                                                    (4,986,268)
                                                                            ------------
NET ASSETS -- 100.0%                                                        $138,057,939
                                                                            ============
TOTAL COST FOR INCOME TAX PURPOSES                                          $143,044,207

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next interest rate reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
ASSETS
  Investments in securities, at value
  (Cost $1,208,948,208, $156,043,837,
  $81,445,048 and $143,044,207,
  respectively)                           $1,208,948,208     $156,043,837        $81,445,048        $143,044,207
  Repurchase agreements, at value (Cost
  $75,657,000, $24,362,000,
  $0 and $0, respectively)                    75,657,000       24,362,000                 --                  --
  Cash                                               639              663                 --                  --
  Interest receivable                          2,175,655          249,071            423,231             235,785
  Prepaid expenses                                83,836           29,549             21,277               8,452
                                          --------------     ------------        -----------        ------------
    TOTAL ASSETS                           1,286,865,338      180,685,120         81,889,556         143,288,444
                                          --------------     ------------        -----------        ------------
LIABILITIES
  Payable for investments purchased                   --               --          1,301,035           5,097,133
  Dividends payable                              169,157           14,965              5,777              22,630
  Payable to the Investment Advisor              491,289           85,989             53,130              30,189
  Payable to affiliate for Trustees'
  fees
  and expenses                                     1,494            1,494              1,494               1,494
  Payable to Distributor                         253,591           36,745             15,840              29,024
  Payable to Transfer Agent                      118,408           16,030              2,590               9,706
  Accrued expense and other payables             136,285           35,760             34,275              40,329
                                          --------------     ------------        -----------        ------------
    TOTAL LIABILITIES                          1,170,224          190,983          1,414,141           5,230,505
                                          --------------     ------------        -----------        ------------
NET ASSETS                                $1,285,695,114     $180,494,137        $80,475,415        $138,057,939
                                          ==============     ============        ===========        ============
NET ASSETS CONSIST OF:
  Paid-in capital                          1,285,695,114      180,473,874         80,475,415         138,057,939
  Accumulated net investment income                  314           20,263                 --                  --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL NET ASSETS                          $1,285,695,114     $180,494,137        $80,475,415        $138,057,939
                                          ==============     ============        ===========        ============
NET ASSETS
  Class 1                                  1,257,120,735      180,494,137         80,475,415         138,057,939
  Class 2                                     28,574,379               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,285,695,114      180,494,137         80,475,415         138,057,939
SHARES OUTSTANDING
  Class 1                                  1,257,120,735      180,494,137         80,475,415         138,057,939
  Class 2                                     28,574,379               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,285,695,114      180,494,137         80,475,415         138,057,939
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00               $1.00
  Class 2                                           1.00               --                 --                  --

                       See Notes to Financial Statements

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STATEMENTS OF OPERATIONS
YEAR ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
  Interest                                  $15,211,675       $2,165,235          $827,722           $1,391,528

EXPENSES
  Investment advisor fee                      7,113,285        1,050,418           451,137              788,125
  Distribution and service fees
    Class 1                                   3,162,385          477,463           205,062              358,238
  Legal fees                                     28,033           28,033            28,033               30,132
  Printing                                      114,519           18,813             3,790                9,884
  Audit fees                                     20,981           21,021            21,021               20,570
  Custodian and fund accounting expense         442,820           67,200            34,840              100,558
  Transfer agency expense                     1,435,049          188,955            34,566              115,380
  Registration expense                            5,545            7,053             5,050                1,003
  Insurance expense                              80,300            8,945             5,172                9,428
  Trustees fees and expense                       8,113            8,113             8,113                8,179
  Miscellaneous                                     150              150               151                  151
                                            -----------       ----------          --------           ----------
    Total expenses                           12,411,180        1,876,164           796,935            1,441,648
    Reduction of expenses (Notes 3 and
    4)                                       (1,727,653)        (157,298)          (90,231)            (510,478)
                                            -----------       ----------          --------           ----------
    Net expenses                             10,683,527        1,718,866           706,704              931,170
                                            -----------       ----------          --------           ----------
Net investment income                         4,528,148          446,369           121,018              460,358
                                            -----------       ----------          --------           ----------
NET REALIZED GAINS/LOSSES ON INVESTMENTS
  Net losses realized on the disposal of
  investments in violation of
  restrictions (Note 7)                            (837)              --                --                   --
  Net increase from payments by
  affiliates (Note 7)                               837               --                --                   --
                                            -----------       ----------          --------           ----------
    Net realized gain                                --               --                --                   --
                                            -----------       ----------          --------           ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $ 4,528,148       $  446,369          $121,018           $  460,358
                                            ===========       ==========          ========           ==========

                       See Notes to Financial Statements

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STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  BOSTON ADVISORS                 BOSTON ADVISORS
                                                        CASH                      U.S. GOVERNMENT
                                                   RESERVES FUND                 MONEY MARKET FUND
                                          --------------------------------  ----------------------------
                                            YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                             APRIL 30,        APRIL 30,       APRIL 30,      APRIL 30,
                                               2004             2003            2004           2003
                                          ---------------  ---------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     4,528,148  $    10,749,981  $     446,369  $   1,451,178
                                          ---------------  ---------------  -------------  -------------
    Net increase in net assets resulting
    from operations                             4,528,148       10,749,981        446,369      1,451,178
                                          ---------------  ---------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (4,378,990)     (10,525,024)      (446,369)    (1,451,178)
    Class 2                                      (149,158)        (224,957)            --             --
                                          ---------------  ---------------  -------------  -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (4,528,148)     (10,749,981)      (446,369)    (1,451,178)
                                          ---------------  ---------------  -------------  -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH A $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 4,833,027,671    4,284,616,395    713,467,996    639,218,663
    Class 2                                    47,662,853       43,456,266             --             --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     4,369,618       10,665,082        457,672      1,497,543
    Class 2                                       150,286          226,282             --             --
  Cost of shares redeemed
    Class 1                                (4,843,412,819)  (4,378,404,786)  (723,683,825)  (645,276,954)
    Class 2                                   (46,269,166)     (36,550,260)            --             --
                                          ---------------  ---------------  -------------  -------------
NET DECREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                             (4,471,557)     (75,991,021)    (9,758,157)    (4,560,748)
                                          ---------------  ---------------  -------------  -------------
NET DECREASE IN NET ASSETS                     (4,471,557)     (75,991,021)    (9,758,157)    (4,560,748)
NET ASSETS
  At beginning of year                      1,290,166,671    1,366,157,692    190,252,294    194,813,042
                                          ---------------  ---------------  -------------  -------------
  At end of year                          $ 1,285,695,114  $ 1,290,166,671  $ 180,494,137  $ 190,252,294
                                          ===============  ===============  =============  =============
Accumulated undistributed net investment
income included in net assets             $           314  $           314  $      20,263  $      20,263
                                          ===============  ===============  =============  =============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                 BOSTON ADVISORS                      BOSTON ADVISORS
                                                     TAX FREE                       NEW YORK MUNICIPAL
                                                MONEY MARKET FUND                    MONEY MARKET FUND
                                          ------------------------------  ---------------------------------------
                                                                                                  FOR THE
                                            YEAR ENDED      YEAR ENDED      YEAR ENDED         PERIOD ENDED
                                          APRIL 30, 2004  APRIL 30, 2003  APRIL 30, 2004     APRIL 30, 2003(1)
                                          --------------  --------------  --------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     121,018   $     425,383   $     460,358        $     719,128
                                          -------------   -------------   -------------        -------------
    Net increase in net assets resulting
    from operations                             121,018         425,383         460,358              719,128
                                          -------------   -------------   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (121,018)       (425,383)       (460,358)            (719,128)
                                          -------------   -------------   -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (121,018)       (425,383)       (460,358)            (719,128)
                                          -------------   -------------   -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH A $1.00 PER SHARE)
  Proceeds from sale of shares
    Class 1                                 237,899,013     262,943,995     514,722,265          603,293,770
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     125,701         431,793         458,005              665,414
  Cost of shares redeemed
    Class 1                                (237,808,912)   (268,254,514)   (508,146,781)        (472,934,734)
                                          -------------   -------------   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                    215,802      (4,878,726)      7,033,489          131,024,450
                                          -------------   -------------   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS           215,802      (4,878,726)      7,033,489          131,024,450
NET ASSETS
  At beginning of year                       80,259,613      85,138,339     131,024,450                   --
                                          -------------   -------------   -------------        -------------
  At end of year                          $  80,475,415   $  80,259,613   $ 138,057,939        $ 131,024,450
                                          =============   =============   =============        =============
Accumulated undistributed net investment
income included in net assets             $          --   $          --   $          --        $          --
                                          =============   =============   =============        =============

 (1)  Fund commenced operations on June 11, 2002.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                        CASH RESERVES FUND
                                            ---------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR            $    1.000        $    1.000        $    1.000           $    1.000
                                              ----------        ----------        ----------           ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.003             0.008             0.022                0.050
                                              ----------        ----------        ----------           ----------
Net increase from investment operations            0.003             0.008             0.022                0.050
                                              ----------        ----------        ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.003)           (0.008)           (0.022)              (0.050)
                                              ----------        ----------        ----------           ----------
Total distributions                               (0.003)           (0.008)           (0.022)              (0.050)
                                              ----------        ----------        ----------           ----------
NET ASSET VALUE, END OF YEAR                  $    1.000        $    1.000        $    1.000           $    1.000
                                              ==========        ==========        ==========           ==========
TOTAL RETURN                                        0.35%(4)          0.81%             2.25%                5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)             $1,257,121        $1,263,136        $1,346,260           $1,146,333
  Ratio of net operating expenses to
  average net assets                                0.83%             0.85%             0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                0.35%             0.81%             2.17%                5.42%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.97%             0.99%             0.99%                1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      0.21%             0.67%             2.08%                5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

 (4) The effect of losses resulting from compliance violations and the subadviser reimbursement of such losses were less than 0.01%.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                        CASH RESERVES FUND
                                            ---------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                               -------           -------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.005             0.010             0.025                 0.020
                                               -------           -------           -------               -------
Net increase from investment operations          0.005             0.010             0.025                 0.020
                                               -------           -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.005)           (0.010)           (0.025)               (0.020)
                                               -------           -------           -------               -------
Total distributions                             (0.005)           (0.010)           (0.025)               (0.020)
                                               -------           -------           -------               -------
NET ASSET VALUE, END OF YEAR                   $  1.00           $  1.00           $  1.00               $  1.00
                                               =======           =======           =======               =======
TOTAL RETURN                                      0.53%(4)          1.02%             2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $28,574           $27,030           $19,898               $19,003
  Ratio of net operating expenses to
  average net assets                              0.65%             0.65%             0.65%                 0.66%(3)
  Ratio of net investment income to
  average net assets                              0.53%             0.99%             2.44%                 5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.72%             0.75%             0.74%                 0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    0.46%             0.89%             2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

 (4) The effect of losses resulting from compliance violations and the subadviser reimbursement of such losses were less than 0.01%.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                            ---------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  1.000          $  1.000          $  1.000             $  1.000
                                               --------          --------          --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.002             0.007             0.022                0.049
                                               --------          --------          --------             --------
Net increase from investment operations           0.002             0.007             0.022                0.049
                                               --------          --------          --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.002)           (0.007)           (0.022)              (0.049)
                                               --------          --------          --------             --------
Total distributions                              (0.002)           (0.007)           (0.022)              (0.049)
                                               --------          --------          --------             --------
NET ASSET VALUE, END OF YEAR                   $  1.000          $  1.000          $  1.000             $  1.000
                                               ========          ========          ========             ========
TOTAL RETURN                                       0.23%             0.71%             2.20%                4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $180,494          $190,252          $194,813             $112,373
  Ratio of net operating expenses to
  average net assets                               0.90%             0.90%             0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                               0.23%             0.72%             2.10%                5.34%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         0.98%             0.98%             1.01%                1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     0.15%             0.64%             1.99%                5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                          BOSTON ADVISORS
                                                                    TAX FREE MONEY MARKET FUND
                                            ---------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE               FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2004    APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            --------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                               -------           -------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            0.001             0.005             0.013                 0.027
                                               -------           -------           -------               -------
Net increase from investment operations          0.001             0.005             0.013                 0.027
                                               -------           -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.001)           (0.005)           (0.013)               (0.027)
                                               -------           -------           -------               -------
Total distributions                             (0.001)           (0.005)           (0.013)               (0.027)
                                               -------           -------           -------               -------
NET ASSET VALUE, END OF YEAR                   $ 1.000           $ 1.000           $ 1.000               $ 1.000
                                               =======           =======           =======               =======
TOTAL RETURN                                      0.15%             0.48%             1.30%                 2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $80,475           $80,260           $85,138               $73,525
  Ratio of net operating expenses to
  average net assets                              0.86%             0.90%             0.90%                 0.90%(3)
  Ratio of net investment income to
  average net assets                              0.15%             0.46%             1.24%                 2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                        0.97%             0.98%             1.02%                 1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    0.04%             0.38%             1.12%                 2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                        BOSTON ADVISORS
                                                   NEW YORK MUNICIPAL MONEY
                                                          MARKET FUND
                                            ---------------------------------------
                                               FOR THE               FOR THE
                                              YEAR ENDED          PERIOD ENDED
                                            APRIL 30, 2004      APRIL 30, 2003(1)
                                            --------------    ---------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  1.000             $  1.000
                                               --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.003                0.005
                                               --------             --------
Net increase from investment operations           0.003                0.005
                                               --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.003)              (0.005)
                                               --------             --------
Total distributions                              (0.003)              (0.005)
                                               --------             --------
NET ASSET VALUE, END OF YEAR                   $  1.000             $  1.000
                                               ========             ========
TOTAL RETURN                                       0.33%                0.53%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $138,058             $131,024
  Ratio of net operating expenses to
  average net assets                               0.65%                0.65%(3)
  Ratio of net investment income to
  average net assets                               0.32%                0.60%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         1.01%                1.10%(3)
  Ratio of net investment income (loss)
  to average net assets prior to waived
  fees and reimbursed expenses                    (0.04)%               0.15%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 11, 2002 to April 30, 2003.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the "Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"), Boston Advisors Tax Free Money Market Fund (the "Tax Free Money Market Fund"), and Boston Advisors New York Municipal Money Market Fund (the "New York Municipal Money Market Fund"), (each, a "Fund"). Each Fund's investment objective is to seek to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each Fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that Fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004
--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code 1986 (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004
--------------------------------------------------------------------------------

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. During the year ended April 30, 2004, the tax basis of distributions paid were as follows:

                                          ORDINARY INCOME  TAX-EXEMPT INCOME
                                          ---------------  -----------------
Cash Reserves Fund
  Class 1                                   $4,468,044         $     --
  Class 2                                      152,191               --
U.S. Government Money Market Fund              467,449               --
Tax Free Money Market Fund                          --          127,996
New York Municipal Money Market Fund                --          471,240

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:
-----------------------------------------------------------------------------------------------------
                                                                                           NEW YORK
                                                         U. S. GOVERNMENT    TAX FREE     MUNICIPAL
                                          CASH RESERVES    MONEY MARKET    MONEY MARKET  MONEY MARKET
                                              FUND             FUND            FUND          FUND
                                          -------------  ----------------  ------------  ------------
Undistributed Ordinary Income               $169,471         $35,228          $5,777*      $22,630*
Undistributed Long-Term Gain (Loss)               --              --              --            --

   * All of the dividends distributed by the Tax Free Money Market Fund and the New York Municipal Money Market Fund were derived from municipal securities which are exempt from state and federal income taxes.

At April 30, 2004, the Funds had capital loss carry forwards to offset future gains, if any, to the extent permitted by the Code, of the following:
-----------------------------------------------------------------------------------------------------------
                                                               AMOUNT                EXPIRATION DATE
                                                        --------------------  -----------------------------
Cash Reserves Fund                                              $314                          2009

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. For each Fund, the Advisor has agreed to contractually waive its advisory fee and reimburse each Fund for its expenses through September 1, 2004, to the

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004
--------------------------------------------------------------------------------

extent necessary that the total expenses of each Fund do not exceed the percentage of average daily net assets as follows:

Cash Reserves Fund
  Class 1                                 0.83%
  Class 2                                 0.65%
U.S. Government Money Market Fund         0.90%
Tax Free Money Market Fund                0.90%
New York Municipal Money Market Fund      0.65%

The Advisor reserves the right to reduce its fees from time to time on a voluntary basis. Such additional voluntary limitation may be discontinued at any time at the Advisor's discretion. Any such voluntary expense limitation will have the effect of increasing a Fund's return and yield. The Advisor also reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

4 -- DISTRIBUTION PLAN
Advest, Inc. ("Advest"), a wholly owned subsidiary of the Advest Group, serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the year ended April 30, 2004, the distribution fees earned by Advest from the Cash Reserves Fund, the U.S. Government Money Market Fund, the Tax Free Money Market Fund and the New York Municipal Money Market Fund amounted to $3,162,385, $477,463, $205,062 and $358,238, respectively. Advest reimbursed the
New York Municipal Money Market Fund the full amount of the Fund's payment and retained the full amount of each Fund's payment for the remaining funds.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. ("ATS"), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- ADMINISTRATION, CUSTODIAN AND FUND ACCOUNTING FEE
Investors Bank & Trust Company ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004
--------------------------------------------------------------------------------

7 -- INVESTMENT SUB-ADVISORY FEE
MONY Capital Management, Inc. (the "Subadviser") serves as the subadviser for the Cash Reserves Fund and the U.S. Government Money Market Fund. The Advisor and Subadviser are both wholly-owned subsidiaries of The MONY Group Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. The subadvisory relationship with the Funds commenced on December 2, 2002.

The Subadvisory Agreement provides that the Advisor will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser.

The Subadviser made voluntary reimbursements to the Cash Reserves Fund totaling $837 to compensate the Fund for realized losses incurred from the sale of investment securities that violated the Fund's investment restrictions.

8 -- PRINCIPAL SHAREHOLDER
One shareholder owns 5.1% of the shares outstanding of the Tax Free Money Market Fund as of April 30, 2004. Investment activities of this shareholder may have a material effect on the Fund.

9 -- MERGER OF THE MONY GROUP, AXA FINANCIAL, INC. AND AIMA ACQUISITION CO.
On September 17, 2003, The MONY Group Inc. ("MONY"), AXA Financial, Inc. ("AXA") and AIMA Acquisition Co. entered into an Agreement and Plan of Merger (the "Merger Agreement"), providing for the acquisition of MONY by AXA (the "Merger"). As a result of the Merger, MONY will cease to be a publicly traded company and will become a wholly-owned subsidiary of AXA. AXA is a diversified financial services organization offering a broad spectrum of financial advisory, insurance and investment management products and services. MONY is an indirect parent company of the Advisor and Advest, Inc., the distributor (the "Distributor") of the Funds. The Merger will not affect the daily operations, including the management of the Funds or services provided by the Advisor and Distributor. On May 18, 2004, MONY announced that stockholders of MONY had voted to approve the Merger at a special meeting of stockholders. Consummation of the Merger is subject to a number of contingencies, including regulatory approvals.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, Boston Advisors New York Municipal Money Market Fund, and the Board of Trustees of Boston Advisors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, Boston Advisors Tax Free Money Market Fund, and Boston Advisors New York Municipal Money Market Fund (each a fund of Boston Advisors Trust, hereafter referred to as the "Fund") at April 30, 2004, the results of each of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 2004

SUPPLEMENTAL TAX INFORMATION (UNAUDITED)

A total of 20.1% and 84.9% of the dividends distributed by the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund, respectively, during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The detailed analysis of the percentage of investments as follows:

                                                                 BOSTON ADVISORS
                                           BOSTON ADVISORS    U.S. GOVERNMENT MONEY
                                          CASH RESERVES FUND       MARKET FUND
                                          ------------------  ---------------------
U.S Treasury Obligations                             0.0%                  0.0%
GNMA                                                 0.0%                  0.0%
FNMA                                                11.5%                 28.8%
FHLMC                                                5.6%                 36.0%
Other U.S. Government Agency Obligations             3.0%                 20.1%
Other                                               79.9%                 15.1%

Additionally, 100% of the dividends distributed by the Boston Advisors Tax Free Money Market Fund and the Boston Advisors New York Municipal Money Market Fund during the fiscal year was derived from Municipal securities which are exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

ADDITIONAL INFORMATION (UNAUDITED)

On May 20, 2004, the Trust held a joint special meeting of shareholders of the Cash Reserves Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and New York Municipal Money Market Fund (the "Funds") to: consider for approval a new investment advisory agreement between the Funds and Boston Advisors, Inc. ("Proposal 1"); consider for approval a new subadvisory agreement among the Cash Reserves Fund, U.S. Government Money Market Fund, Boston Advisors, Inc. and MONY Capital Management, Inc. ("Proposal 2"); elect five trustees to serve on the board of trustees of the Funds ("Proposal 3").

The results of the shareholder vote were as follows:

PROPOSAL 1

Cash Reserves Fund:
For: 1,264,754,019.78 (equal to 97.77% of outstanding shares);
Against: 8,723,645.78 (equal to 0.67% of outstanding shares);
Abstain: 8,503,541.99 (equal to 0.66% of outstanding shares).

U.S. Government Money Market Fund:
For: 182,405,779.95 (equal to 99.53% of outstanding shares);
Against: 978,618.94 (equal to 0.53% of outstanding shares);
Abstain: 1,173,326.57 (equal to 0.64% of outstanding shares).

Tax Free Money Market Fund:
For: 80,303,645.31 (equal to 98.93% of outstanding shares);
Against: 317,237.19 (equal to 0.39% of outstanding shares);
Abstain: 324,637.55 (equal to 0.40% of outstanding shares).

New York Municipal Money Market Fund:
For: 137,794,813.70 (equal to 97.99% of outstanding shares);
Against: 734,292.41 (equal to 0.52% of outstanding shares);
Abstain: 1,877,044.03 (equal to 1.34% of outstanding shares).

PROPOSAL 2

Cash Reserves Fund:
For: 1,263,179,473.47 (equal to 97.63% of outstanding shares);
Against: 10,197,461.70 (equal to 0.79% of outstanding shares);
Abstain: 8,503,541.99 (equal to 0.66% of outstanding shares).

U.S. Government Money Market Fund:
For: 182,199,397.08 (equal to 99.41% of outstanding shares);
Against: 1,162,890.67 (equal to 0.64% of outstanding shares);
Abstain: 1,195,459.71 (equal to 0.65% of outstanding shares).

PROPOSAL 3

The shareholders of the Funds have voted jointly for each nominee as follows:

Mr. Anathan: 1,673,830,862.36 (equal to 98.52% of shares voted); Mr. Botwinick: 1,674,140,509.13 (equal to 98.54% of shares voted); Mr. Chang: 1,674,646,239.18 (equal to 98.57% of shares voted);
Mr. Peach: 1,674,733,509.35 (equal to 98.57% of shares voted);
Ms. Zuckerwise: 1,674,260,763.87 (equal to 98.55% of shares voted).

The votes withheld for each nominee are as follows:

Mr. Anathan: 14,059,740.84 (equal to 0.83% of shares voted); Mr. Botwinick: 13,750,094.07 (equal to 0.81% of shares voted); Mr. Chang: 13,244,364.01 (equal to 0.78% of shares voted);
Mr. Peach: 13,157,093.85 (equal to 0.77% of shares voted);
Ms. Zuckerwise: 13,629,839.32 (equal to 0.80% of shares voted).

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-523-5903; and on the Commission's website at (ii) http://www.sec.gov.

TRUSTEES AND OFFICERS (UNAUDITED)

The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years.

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Allen G. Botwinick(2)       Chairman of the     Trustee and Chairman  Executive Vice              Four        Advest, Inc.;
90 State House Square       Board and Trustee   of the Board since    President of                            Lebenthal Funds,
Hartford, CT 06103                              March 2000            Administration and                      Inc. (three
Age: 61                                                               Operations, The                         funds)
                                                                      Advest Group, Inc.
                                                                      and Advest, Inc.

Michael J. Vogelzang(3)     President, Chief    Trustee, President    Boston                      Four        Advest, Inc.
One Federal Street          Executive Officer   and Chief Executive   Advisors, Inc.,
Boston, MA 02110            and Trustee         Officer since March   President and Chief
Age: 43                                         2000                  Investment Officer,
                                                                      4/99 - present;
                                                                      Senior Vice
                                                                      President and Chief
                                                                      Investment Officer,
                                                                      8/97 - 4/99.

DISINTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Mone Anathan III            Trustee             Trustee since March   Harvard Divinity            Four        Brookstone, Inc.
99 Garden Street                                2000                  School, Student,                        (specialty
Cambridge, MA 02136                                                   9/97 - present;                         retailer)
Age: 65

Victor Chang                Trustee             Trustee since         Retired. Guest              Four        Lebenthal
One Federal Street                              December 2003         lecturer and                            Funds, Inc.
Boston, MA 02110                                                      researcher for                          (three funds)
Age: 65                                                               central banks and
                                                                      the U.S. and foreign
                                                                      governments.
                                                                      President V.C.
                                                                      Management
                                                                      Co., Inc. which was
                                                                      in the business of
                                                                      providing financial
                                                                      analysis and
                                                                      economic consulting
                                                                      (1980 - 1996). Vice
                                                                      President of and
                                                                      consultant to Fuji
                                                                      Securities Company
                                                                      Inc. (1996 - 1998).

                                                                                               NUMBER OF
                                                      TERM OF              PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                      OFFICE(1)           OCCUPATION(S)       TRUST COMPLEX     DIRECTORSHIPS
       ADDRESS AND             POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Ezekiel Russell Peach, Jr.  Trustee             Trustee since March   Retired, 12/99 -            Four        Lebenthal
137 Atlantic Avenue                             2000                  present; Robert,                        Funds, Inc.
Marblehead, MA 01945                                                  Finnegan & Lynah,                       (three funds);
Age: 69                                                               PC (public                              Salem Five Cent
                                                                      accounting),                            Savings Bank;
                                                                      partner/ principal,                     Wentworth 84
                                                                      1968 - 12/99.                           Irrevocable
                                                                                                              Trust

Penny Zuckerwise            Trustee             Trustee since         Principal and               Four        BBR Partners
Wiserock, L.L.C.                                December 2003         founder, Wiserock,                      (asset
One West 81st Street                                                  L.L.C. (management                      management and
New York, NY 10024                                                    oversight and                           advisory
Age: 48                                                               business advice),                       services);
                                                                      1999 - present; Co-                     Colspace
                                                                      Founder, general                        (software based
                                                                      partner, governing                      knowledge
                                                                      board member,                           management
                                                                      Boldcap Ventures LLC                    company);
                                                                      (private equity                         Lebenthal
                                                                      investment fund),                       Funds, Inc.
                                                                      6/00 - present;                         (three funds);
                                                                      President and Chief                     Lioness Capital
                                                                      Operating Officer,                      Parners (private
                                                                      Chancellor LGT Asset                    equity fund).
                                                                      Management
                                                                      (currently,
                                                                      INVESCO), 1991 -
                                                                      1998.

 (1) Each Trustee will hold office until his successor is elected or the Trust is terminated; except that (a) any Trustee may resign by written instrument signed by him and delivered to the other Trustees or to any Trust officer, which will take effect upon delivery or upon such later date as is specified; (b) any Trustee may be removed at any time with or without cause by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal will become effective; (c) any Trustee who requests in writing to be retired or who has become incapacitated by illness or injury may be retired by written instruments signed by a majority of the other Trustees, specifying the date of his retirement; or (d) a Trustee may be removed at any special meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of beneficial interest of the Trust.

 (2) Mr. Botwinick may be deemed an "interested person" of the Trust as defined under the Investment Company Act of 1940 (the "1940 Act") based on his affiliation with Advest, Inc.

 (3) Mr. Vogelzang may be deemed an "interested person" of the Trust as defined under the 1940 Act based on his affiliation with Boston Advisors, Inc.

OFFICERS

                                                                         PRINCIPAL
          NAME,                                TERM OF OFFICE(4)       OCCUPATION(S)
       ADDRESS AND            POSITION(S)        AND LENGTH OF          DURING PAST
           AGE              HELD WITH TRUST       TIME SERVED             5 YEARS
----------------------------------------------------------------------------------------
Todd A. Finkelstein         Vice President    Vice President since  Boston
One Federal Street                            March 2000            Advisors, Inc.,
Boston, MA 02110                                                    Senior Vice
Age: 43                                                             President and
                                                                    Director of Fixed
                                                                    Income, 8/98 -
                                                                    present; BankBoston,
                                                                    Vice President and
                                                                    Senior Investment
                                                                    Officer,
                                                                    12/94 - 8/98.

                                                                         PRINCIPAL
          NAME,                                TERM OF OFFICE(4)       OCCUPATION(S)
       ADDRESS AND            POSITION(S)        AND LENGTH OF          DURING PAST
           AGE              HELD WITH TRUST       TIME SERVED             5 YEARS
----------------------------------------------------------------------------------------
Ronald B. Maggiacomo        Treasurer and     Treasurer and Chief   Treasurer of
One Federal Street          Chief Financial   Financial Officer     Lebenthal
Boston, MA 02110            Officer           since December 2003   Funds, Inc. since
Age: 61                                                             October 2003; Boston
                                                                    Advisors, Inc.,
                                                                    Chief Operating
                                                                    Officer, 3/03 -
                                                                    present; President
                                                                    of Billings & Co.
                                                                    Inc. since March
                                                                    1982; Vice President
                                                                    of Bank Street
                                                                    Management Company
                                                                    since June 2003.

Annellen McNamara           Assistant         Assistant Treasurer   Director, Mutual
Investors Bank & Trust      Treasurer         since March 2002      Fund Administration,
200 Clarendon Street                                                Investors Bank &
Boston, MA 02116                                                    Trust Company,
Age: 37                                                             6/02 - present;
                                                                    Senior Manager,
                                                                    1/00 - 5/02; Manager
                                                                    1996 - 1999.

John DelPrete               Secretary         Secretary since June  Senior Associate
Investors Bank & Trust                        2001                  Counsel, Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 35                                                             Trust Company,
                                                                    1/01 - present;
                                                                    Associate Counsel,
                                                                    5/97 - 12/00.

Ellen O'Leary Blanchard     Assistant         Assistant Secretary   Associate Counsel,
Investors Bank & Trust      Secretary         since September 2002  Mutual Fund
200 Clarendon Street                                                Administration,
Boston, MA 02116                                                    Investors Bank &
Age: 30                                                             Trust Company,
                                                                    1999 - present; Fund
                                                                    Accountant, 1996 -
                                                                    1999.

 (4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Trust's Statement of Additional Information has additional information abut the Trust's Trustees and is available without charge upon request by calling 1-800-523-5903.

ITEM 2 CODE OF ETHICS.

        As of February 24, 2004, the Registrant had adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended April 30, 2004, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics is filed with this Form N-CSR under item 11 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT

        The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Ezekiel Russell Peach, Jr., who is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Pricewaterhousecoopers LLP, for the audit of the Registrant's annual financial statements for 2004 and 2003 were $78,700 and $81,000, respectively.
        (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003.
        (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP for the review of excise tax distribution calculations for 2004 and 2003 were $15,700 and $9,000, respectively.
        (d) ALL OTHER FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP for the review of transfer agent services for 2004 and 2003 were $30,000 and $30,000, respectively.
        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.
        (e)   (2) Not applicable.
        (f)   Not applicable.
        (g) The aggregate fees paid and accrued by the Registrant for professional services rendered by Pricewaterhousecoopers LLP and by the Registrant's investment adviser for non-audit services for 2004 and 2003 were $863,403 and $2,964,529.
        (h)   Not applicable.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 SCHEDULE OF INVESTMENTS

        Not applicable to this filing.

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

       Not applicable to this filing.

ITEM 9 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       None.

ITEM 10 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
        Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 EXHIBITS:

        (a)(1) Code of Ethics Described in Item 2 is attached.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Boston Advisors Trust

                  By: /s/ Michael J. Vogelzang
                      --------------------------------------------------
                           Michael J. Vogelzang, Chief Executive Officer

                  Date July 8, 2004
                       ----------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By: /s/ Michael J. Vogelzang
                      ----------------------------------------------------
                          Michael J. Vogelzang, Chief Executive Officer

                  Date July 8, 2004
                       ----------------------------


                  By: /s/ Ronald B. Maggiacomo
                      -----------------------------------------------
                           Ronald B. Maggiacomo, Chief Financial Officer

                  Date July 8, 2004
                       -------------------------------